Income Taxes (Tables)	9 Months Ended
Sep. 30, 2014
Income Tax Provision

The Company recorded the following income tax provision for the 2012 and 2013 periods:

	Period from August 22, 2012 (Inception) to December 31, 2012	Year Ended December 31, 2013
	(in thousands)
Current:
Federal	$14	$153
State	3	17

Total taxes	$17	$170

Reconciliation of Statutory Tax Rates And Effective Tax Rates

A reconciliation of the statutory tax rates and the effective tax rates for the period from August 22, 2012 (inception) to December 31, 2012 and the year ended December 2013 is as follows:

	Period from August 22, 2012 (Inception) To December 31, 2012	Year Ended December 31, 2013
Federal income taxes at statutory rate	34.0%	34.0%
Nondeductible stock compensation	(1.4%)	(6.8%)
State income tax, net of federal benefit	(0.1%)	(0.3%)
Other	—	(0.1%)
Valuation allowance	(32.9%)	(28.8%)

Effective tax rate	(0.4%)	(2.0%)

Components of Deferred Tax Assets and Liabilities

Significant components of our deferred tax assets and liabilities were as follows:

	December 31, 2012	December 31, 2013
	(in thousands)
Deferred tax assets:
Net operating losses	$325	$2,874
License fees	1,202	1,121
Legal fees	28	343
Other	21	140

Total deferred tax assets	1,576	4,478
Valuation allowance	(1,576)	(4,478)

Net deferred tax assets	$—	$—